Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity
NOTE 6. STOCKHOLDERS’ EQUITY
Preferred stock.
The Company is authorized to issue up to
1,000,000
shares of $
0.0001
par value preferred stock. At March 31, 2023, and December 31, 2022, there were no
preferred shares issued or outstanding.
Class A common stock
. The Company is authorized to issue up to
300,000,000
shares of Class A, $
0.0001
par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. On September 19, 2022, certain investors redeemed
18,871,976
shares of Class A common stock for $
190,010,529
,

resulting in a reductions to shares of redeemable Class A common stock outstanding to
4,128,024
. At March 31, 2023, and December 31, 2022, there were
no
shares of Class A common stock issued and outstanding, except for
4,128,024
and
23,000,000
shares of Class A common stock subject to possible redemption, respectively.
Class B common stock.
The Company is authorized to issue up to
30,000,000
shares of Class B, $
0.0001
par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. At March 31, 2023, and December 31, 2022, there were
5,750,000
Class B common stock issued and outstanding.
The shares of Class B common stock (Founder Shares) will automatically convert into shares of
Class
 A common stock at the time of a Business Combination on a
one-for-one
basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked
securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis,
20
% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity- linked securities issued, or to be issued, to any seller in a Business Combination).

NOTE 6 — STOCKHOLDERS’ EQUITY
Preferred stock —
 The Company is authorized to issue up to 1,000,000 shares of $0.0001 par value preferred stock. At December 31, 2022 and 2021, there were no preferred shares issued or outstanding.
Class
 A common stock —
 The Company is authorized
to issue 300,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. On September 19, 2022, certain investors redeemed 18,871,976 shares of Class A common stock for $190,010,529, resulting in reductions to shares of Class A common stock outstanding to 4,128,024
. At December 31, 2022 and 2021, there were
 4,128,024 and 23,000,000
 shares of Class A common stock subject to possible redemption issued and outstanding at redemption price of $
10.00
per share.

Class B common stock —
 The Company is authorized to issue
30,000,000
shares of Class B common stock with a par value of $
0.0001
per share. Holders of the Company’s common stock are entitled to one vote per share. At December 31, 2022 and 2021, there were
5,750,000
shares of Class B common stock issued and outstanding.
The shares of Class B common stock (Founder Shares) will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one
basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination).